Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 02, 2019	Jun. 30, 2017	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Gain on deconsolidation						$ 53,739	$ 53,739
Cash, FDIC Insured Amount							250,000
Cash balances exceeded FDIC limits							0	0
Cash equivalents
Allowance for doubtful accounts
Other assets current			155,628		155,628		96,022	142,061
Realized (gain) loss on cryptocurrency			1,096	(1,077)	1,096	(667)	(815)	16,241
Unrealized (gain) loss on cryptocurrency			(85,331)	122,080	(176,817)	(25,330)	(113,369)	(106,488)
Depreciation expense					982,819	36,007	490,642	5,332
Amortization						75,406	150,812	150,400
Long-term license agreement			0		0		0	1,983,220
Impairment of long lived assets
Impairment			66,645		66,645		4,230,741
Deferred interest							40,792,735
Recognized interest							2,257,399
Expected to be recognized into interest			42,887,800		42,887,800		38,535,336
Customer advance			474,155		474,155		392,310	265,000
Revenue			7,753,337	7,242,124	13,343,153	14,753,837	24,183,590	29,659,081
Advertising, selling, and marketing expenses							1,696,133	878,936
Foreign Revenues [Member]
Revenue			730,000	680,000	9,000,000	13,900,000	21,191,788	27,300,000
Domestic Revenue [Member]
Revenue			$ 426,000	$ 403,000	$ 4,400,000	$ 800,000	2,991,802	$ 2,300,000
Data Processing Equipment [Member]
Impairment of long lived assets							2,025,500
Impairment							1,770,881
Data Processing Equipment [Member] | License Agreement [Member]
Impairment of long lived assets							2,256,000
Impairment							1,832,408
License Agreement [Member]
Number of shares issued during period		80,000,000
Value of shares issued during period		$ 2,256,000
Agreement term		15 years
Annual amortization on intangible assets		15 years
Amortization		$ 150,400
Kuvera LATAM S.A.S [Member]
Gain on deconsolidation	$ 53,739
United Games LLC and United League LLC [Member]
Impairment							$ 627,452